SHAREHOLDERS' (DEFICIT) EQUITY - Common Shares (Details)	9 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Oct. 29, 2021 shares	Mar. 31, 2021 $ / shares shares
SHAREHOLDERS' (DEFICIT) EQUITY
Common shares, shares authorized (in shares)		1,000,000		1,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)		0
Common shares, shares outstanding (in shares)		0
Temporary equity, ordinary shares subject to possible redemption		23,000,000
Founder Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Percentage of voting shares required in meeting	90.00%	90.00%
Class A ordinary share
SHAREHOLDERS' (DEFICIT) EQUITY
Common shares, shares authorized (in shares)	200,000,000	200,000,000		200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)		1,060,000
Common shares, shares outstanding (in shares)		1,060,000
Temporary equity, ordinary shares subject to possible redemption		23,000,000
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' (DEFICIT) EQUITY
Temporary equity, ordinary shares subject to possible redemption	23,000,000	23,000,000
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' (DEFICIT) EQUITY
Common shares, shares issued (in shares)	1,060,000	1,060,000
Common shares, shares outstanding (in shares)	1,060,000	1,060,000
Class B ordinary shares
SHAREHOLDERS' (DEFICIT) EQUITY
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	8,050,000	8,050,000
Common shares, shares outstanding (in shares)	8,050,000	8,050,000
Maximum shares subject to forfeiture	1,050,000	1,050,000
Percentage of shares issued and outstanding collectively own by initial shareholders	20.00%	20.00%
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Class B ordinary shares | Founder Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Shares subject to forfeiture			0
Common stock subject to redemption
SHAREHOLDERS' (DEFICIT) EQUITY
Temporary equity, ordinary shares subject to possible redemption	23,000,000	23,000,000